Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Cash and cash equivalents	25,719	23,010